Schedule of Change In Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Assets By Fair Value [ Line Items ]
Fair value of plan assets at beginning of year	$ 325,150	$ 311,688
Actual return on plan assets, net	37,308	1,129
Employer contributions	33,400	30,215
Gross benefits paid	(19,415)	(17,882)
Fair value of plan assets at end of year	376,443	325,150
Postretirement Benefit
Defined Benefit Plan Assets By Fair Value [ Line Items ]
Employer contributions	3,994	3,869
Participants' contributions	2,528	1,925
Gross benefits paid	(6,522)	(6,250)
Federal subsidy on benefits paid		$ 456